Pay vs Performance Disclosure - USD ($)	3 Months Ended		12 Months Ended
	Apr. 01, 2024	Mar. 18, 2021	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
The table below provides the following information regarding compensation paid to our Named Executive Officers (NEOs) as required by the SEC for five fiscal years (2021, 2022, 2023, 2024 and 2025):
•	Total Compensation from the Summary Compensation Table (SCT) for our CEO, former Co-CEO, former CEO, and other NEOs.
•
Compensation Actually Paid (CAP) for our CEO, former Co-CEO, and former CEO and “Average CAP” for all other NEOs calculated in a manner consistent with Item 402(v) of Regulation S-K. Footnotes (4), (5), (6), (7) and (8) below set forth the adjustments from the Total Compensation for NEOs reported in the Summary Compensation Table. The dollar amounts are presented in accordance with the SEC rules and hence do not reflect the actual amount of compensation earned by, or paid to, each NEO during the applicable year.

•
Total Shareholder Return (TSR) for both Tronox and the Company Selected Peer Group (S&P Midcap 400 Chemicals Index) as reflected in our Annual Report on Form 10-K for the year ended December 31, 2025. Each year reflects what the cumulative value of $100 would be, including the reinvestment of dividends, if such amount had been invested on December 31, 2020.

•	Net income attributable to Tronox Holdings plc as reported in accordance with US GAAP.
•
The financial metric we selected as the most important for linking CAP to performance: Adjusted EBITDA. We selected this metric because it also represents a significant weighting (20%) of the NEOs’ overall AIP target payout opportunity.

	CEO (Mr. Romano) (1)		Former Co-CEO (Mr. Turgeon) (1)		Former CEO (Mr. Quinn) (1)		Other Named Executive Officers (2)		Value of Initial Fixed $100 Value Investment
Year	SCT Total $ (1)	CAP $ (3)(4)(5)(6)(7)(8)	SCT Total $ (1)	CAP $ (3)(4)(5)(6)(7)(8)	SCT Total $ (1)	CAP $ (3)(4)(5)(6)(7)(8)	Average SCT Total $	Average CAP $ (3)(4)(5) (6)(7)(8)	Tronox TSR	Peer Group TSR	Net (Loss) Income (9) ($M)	Adj EBITDA ($M) (10)
2025	8,254,510	1,978,174	–	–	–	–	1,801,179	747,500	$35	$100	(470.0)	336.0
2024	8,608,165	4,742,553	1,521,353	(199,220)	–	–	2,003,088	1,131,787	$78	$115	(48.0)	564.0
2023	5,278,928	4,795,990	5,294,252	4,832,625	–	–	1,471,792	1,273,195	$106	$125	(316.0)	524.0
2022	4,684,829	(536,685)	4,727,624	(770,243)	–	–	1,777,413	(728,045)	$99	$109	497.0	875.0
2021	5,080,235	9,799,541	5,117,860	10,468,109	347,281	9,754,034	2,138,038	4,932,238	$167	$127	286.0	947.0

(1)
Mr. Quinn requested, and the Board approved, a leave of absence starting December 27, 2020, during which period he continued to receive his salary. Messrs. Turgeon and Romano were each appointed as Interim Co-CEO during the period of Mr. Quinn’s leave of absence. On March 18, 2021, the Company entered into a retirement agreement with Mr. Quinn pursuant to which he retired from his positions with Tronox at which point Messrs. Turgeon and Romano were appointed permanent Co-CEOs of the Company and received the same compensation including salary, AIP payouts and equity grants since this date. Effective April 1, 2024, Mr. Romano became the Company’s sole CEO and effective April 1, 2024 Mr. Turgeon retired from the Company and transitioned to become a board member as of April 2, 2024.

(2)
Our other NEOs for which SCT Total Compensation and CAP are shown as an average in the table above include the following individuals: For 2025, Messrs. Srivisal, Neuman, Engle, and AlJunaidi. For 2024, Messrs. Srivisal, Neuman, Engle, AlJunaidi, and Austin and Ms. Zona; for 2023, Messrs. Neuman, Srivisal, Austin, Engle, and Carlson; and for 2022 and 2021, Messrs. Carlson, Neuman, Srivisal, and Austin. For 2024, if Mr. Austin and Ms. Zona (both separated from the Company during 2024) were excluded, the Average SCT Total would be $1,845,802 and the Average CAP would be $1,110,314. For 2023, if Mr. Carlson (retired in April 2023 and received no LTIP award in 2023) was excluded, the Average SCT Total would be $1,768,752 and the Average CAP would be $1,588,413.

(3)
For the portion of Compensation Actually Paid (CAP) that is based on year-end stock prices, the following prices were used: for 2025: $4.17 (58.6% reduction from prior year), for 2024: $10.07 (31.1% reduction from prior year), for 2023: $14.16 (3.3% increase from prior year), for 2022: $13.71 (42.9% reduction from prior year), for 2021: $24.03 (64.4% increase from prior year), and for 2020: $14.62 (28.0% increase from prior year).

(4)	2025 Compensation Actually Paid (CAP) to the CEO and the average CAP to the NEOs reflect the following adjustments from Total Compensation reported in the Summary Compensation Table:

	2025
	CEO (Mr. Romano) ($)	Other NEOs (Average) ($)
Total Reported in 2025 Summary Compensation Table (SCT)	8,254,510	1,801,179
Minus, Reported SCT Value of Equity Awards	(5,658,661)	(901,671)
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	2,872,832	457,767
Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	(3,181,942)	(549,803)
Plus, FMV of Awards Granted this Year and that Vested this Year	0	0
Plus, Change in Fair Value (from Prior Year-End) of Prior Year awards that Vested this year	(308,565)	(59,972)
Plus, Deduction of Prior Fair Value of Prior Year Awards that failed to meet applicable vesting conditions this year	0	(0)
Plus Total CAP Equity Adjustments	(617,675)	(152,008)
“Compensation Actually Paid” for Fiscal Year 2025	1,978,174	747,500

(5)	2024 Compensation Actually Paid (CAP) to the CEO and former Co-CEO and the average CAP to the NEOs reflect the following adjustments from Total Compensation reported in the Summary Compensation Table:

	2024
	CEO (Mr. Romano) ($)	Former Co-CEO (Mr. Turgeon) ($)	Other NEOs (Average) ($)
Total Reported in 2024 Summary Compensation Table (SCT)	8,608,165	1,521,353	2,003,088
Minus, Reported SCT Value of Equity Awards	(6,132,420)	(175,704)	(866,851)
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	3,907,414	95,634	402,595
Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	(1,741,984)	(1,741,984)	(305,453)
Plus, FMV of Awards Granted this Year and that Vested this Year	0	0	0
Plus, Change in Fair Value (from Prior Year-End) of Prior Year awards that Vested this year	101,378	101,480	44,651
Plus, Deduction of Prior Fair Value of Prior Year Awards that failed to meet applicable vesting conditions this year	0	0	(146,243)
Plus Total CAP Equity Adjustments	2,266,808	(1,544,869)	(4,450)
“Compensation Actually Paid” for Fiscal Year 2024	4,742,553	(199,220)	1,131,787

(6)	2023 Compensation Actually Paid (CAP) to the Co-CEOs and the average CAP to the NEOs reflect the following adjustments from Total Compensation reported in the Summary Compensation Table:

	2023
	Co-CEO (Mr. Romano) ($)	Co-CEO (Mr. Turgeon) ($)	Other NEOs (Average) ($)
Total Reported in 2023 Summary Compensation Table (SCT)	5,278,928	5,294,252	1,471,792
Minus, Reported SCT Value of Equity Awards	(3,479,551)	(3,479,551)	(726,502)
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	3,235,273	3,235,273	676,871
Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	(640,232)	(641,309)	(243,770)
Plus, FMV of Awards Granted this Year and that Vested this Year	0	0	0
Plus, Change in Fair Value (from Prior Year-End) of Prior Year awards that Vested this year	401,572	423,960	150,180
Plus, Deduction of Prior Fair Value of Prior Year Awards that failed to meet applicable vesting conditions this year	0	0	(55,376)
Plus Total CAP Equity Adjustments	2,996,613	3,017,924	527,905
“Compensation Actually Paid” for Fiscal Year 2023	4,795,990	4,832,625	1,273,195

(7)	2022 Compensation Actually Paid (CAP) to the Co-CEOs and the average CAP to the NEOs reflect the following adjustments from Total Compensation reported in the Summary Compensation Table:

	2022
	Co-CEO (Mr. Romano) ($)	Co-CEO (Mr. Turgeon) ($)	Other NEOs (Average) ($)
Total Reported in 2022 Summary Compensation Table (SCT)	4,684,829	4,727,624	1,777,413
Minus, Reported SCT Value of Equity Awards	(2,756,924)	(2,756,924)	(812,416)
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	1,124,730	1,124,730	331,436
Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	(2,864,773)	(3,039,939)	(1,506,474)
Plus, FMV of Awards Granted this Year and that Vested this Year	0	0	0
Plus, Change in Fair Value (from Prior Year-End) of Prior Year awards that Vested this year	(724,547)	(825,734)	(518,005)
Plus, Deduction of Prior Fair Value of Prior Year Awards that failed to meet applicable vesting conditions this year	0	0	0
Plus Total CAP Equity Adjustments	(2,464,590)	(2,740,943)	(1,693,042)
“Compensation Actually Paid” for Fiscal Year 2022	(536,685)	(770,243)	(728,045)

(8)	2021 Compensation Actually Paid (CAP) to the Co-CEOs, former CEO and the average CAP to the NEOs reflect the following adjustments from Total Compensation reported in the Summary Compensation Table:

	2021
	Co-CEO (Mr. Romano) ($)	Co-CEO (Mr. Turgeon) ($)	Former CEO (Mr. Quinn) ($)	Other NEOs (Average) ($)
Total Reported in 2021 Summary Compensation Table (SCT)	5,080,235	5,117,860	347,281	2,138,038
Minus, Reported SCT Value of Equity Awards	(1,671,133)	(1,671,158)	0	(825,529)
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	2,534,845	2,540,803	0	1,264,268
Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	3,208,178	3,574,548	7,946,307	1,971,602
Plus, FMV of Awards Granted this Year and that Vested this Year	0	0	0	0
Plus, Change in Fair Value (from Prior Year-End) of Prior Year awards that Vested this year	647,416	906,056	1,460,446	383,859
Plus, Deduction of Prior Fair Value of Prior Year Awards that failed to meet applicable vesting conditions this year	0	0	0	0
Plus Total CAP Equity Adjustments	6,390,439	7,021,407	9,406,753	3,619,729
“Compensation Actually Paid” for Fiscal Year 2021	9,799,541	10,468,109	9,754,034	4,932,238

(9)	This is net income (loss) attributable to Tronox Holdings plc.
(10)
Company Selected Metric is Adjusted EBITDA. We define EBITDA (a non-GAAP measure) as net income (loss) excluding the impact of income taxes, interest expense, interest income and depreciation, depletion and amortization. We define Adjusted EBITDA as EBITDA excluding the impact of nonrecurring items such as restructuring charges, gain or loss on debt extinguishments, impairment charges, gains or losses on sale of assets, acquisition-related transaction costs and pension settlements and curtailment gains or losses. Adjusted EBITDA also excludes non-cash items such as share-based compensation costs, pension and postretirement costs, and realized and unrealized foreign currency remeasurement gains and losses.

Company Selected Measure Name			Adjusted EBITDA
Named Executive Officers, Footnote
(1)
Mr. Quinn requested, and the Board approved, a leave of absence starting December 27, 2020, during which period he continued to receive his salary. Messrs. Turgeon and Romano were each appointed as Interim Co-CEO during the period of Mr. Quinn’s leave of absence. On March 18, 2021, the Company entered into a retirement agreement with Mr. Quinn pursuant to which he retired from his positions with Tronox at which point Messrs. Turgeon and Romano were appointed permanent Co-CEOs of the Company and received the same compensation including salary, AIP payouts and equity grants since this date. Effective April 1, 2024, Mr. Romano became the Company’s sole CEO and effective April 1, 2024 Mr. Turgeon retired from the Company and transitioned to become a board member as of April 2, 2024.

(2)
Our other NEOs for which SCT Total Compensation and CAP are shown as an average in the table above include the following individuals: For 2025, Messrs. Srivisal, Neuman, Engle, and AlJunaidi. For 2024, Messrs. Srivisal, Neuman, Engle, AlJunaidi, and Austin and Ms. Zona; for 2023, Messrs. Neuman, Srivisal, Austin, Engle, and Carlson; and for 2022 and 2021, Messrs. Carlson, Neuman, Srivisal, and Austin. For 2024, if Mr. Austin and Ms. Zona (both separated from the Company during 2024) were excluded, the Average SCT Total would be $1,845,802 and the Average CAP would be $1,110,314. For 2023, if Mr. Carlson (retired in April 2023 and received no LTIP award in 2023) was excluded, the Average SCT Total would be $1,768,752 and the Average CAP would be $1,588,413.

Peer Group Issuers, Footnote
•
Total Shareholder Return (TSR) for both Tronox and the Company Selected Peer Group (S&P Midcap 400 Chemicals Index) as reflected in our Annual Report on Form 10-K for the year ended December 31, 2025. Each year reflects what the cumulative value of $100 would be, including the reinvestment of dividends, if such amount had been invested on December 31, 2020.

Adjustment To PEO Compensation, Footnote
(4)	2025 Compensation Actually Paid (CAP) to the CEO and the average CAP to the NEOs reflect the following adjustments from Total Compensation reported in the Summary Compensation Table:

	2025
	CEO (Mr. Romano) ($)	Other NEOs (Average) ($)
Total Reported in 2025 Summary Compensation Table (SCT)	8,254,510	1,801,179
Minus, Reported SCT Value of Equity Awards	(5,658,661)	(901,671)
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	2,872,832	457,767
Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	(3,181,942)	(549,803)
Plus, FMV of Awards Granted this Year and that Vested this Year	0	0
Plus, Change in Fair Value (from Prior Year-End) of Prior Year awards that Vested this year	(308,565)	(59,972)
Plus, Deduction of Prior Fair Value of Prior Year Awards that failed to meet applicable vesting conditions this year	0	(0)
Plus Total CAP Equity Adjustments	(617,675)	(152,008)
“Compensation Actually Paid” for Fiscal Year 2025	1,978,174	747,500

(5)	2024 Compensation Actually Paid (CAP) to the CEO and former Co-CEO and the average CAP to the NEOs reflect the following adjustments from Total Compensation reported in the Summary Compensation Table:

	2024
	CEO (Mr. Romano) ($)	Former Co-CEO (Mr. Turgeon) ($)	Other NEOs (Average) ($)
Total Reported in 2024 Summary Compensation Table (SCT)	8,608,165	1,521,353	2,003,088
Minus, Reported SCT Value of Equity Awards	(6,132,420)	(175,704)	(866,851)
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	3,907,414	95,634	402,595
Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	(1,741,984)	(1,741,984)	(305,453)
Plus, FMV of Awards Granted this Year and that Vested this Year	0	0	0
Plus, Change in Fair Value (from Prior Year-End) of Prior Year awards that Vested this year	101,378	101,480	44,651
Plus, Deduction of Prior Fair Value of Prior Year Awards that failed to meet applicable vesting conditions this year	0	0	(146,243)
Plus Total CAP Equity Adjustments	2,266,808	(1,544,869)	(4,450)
“Compensation Actually Paid” for Fiscal Year 2024	4,742,553	(199,220)	1,131,787

(6)	2023 Compensation Actually Paid (CAP) to the Co-CEOs and the average CAP to the NEOs reflect the following adjustments from Total Compensation reported in the Summary Compensation Table:

	2023
	Co-CEO (Mr. Romano) ($)	Co-CEO (Mr. Turgeon) ($)	Other NEOs (Average) ($)
Total Reported in 2023 Summary Compensation Table (SCT)	5,278,928	5,294,252	1,471,792
Minus, Reported SCT Value of Equity Awards	(3,479,551)	(3,479,551)	(726,502)
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	3,235,273	3,235,273	676,871
Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	(640,232)	(641,309)	(243,770)
Plus, FMV of Awards Granted this Year and that Vested this Year	0	0	0
Plus, Change in Fair Value (from Prior Year-End) of Prior Year awards that Vested this year	401,572	423,960	150,180
Plus, Deduction of Prior Fair Value of Prior Year Awards that failed to meet applicable vesting conditions this year	0	0	(55,376)
Plus Total CAP Equity Adjustments	2,996,613	3,017,924	527,905
“Compensation Actually Paid” for Fiscal Year 2023	4,795,990	4,832,625	1,273,195

(7)	2022 Compensation Actually Paid (CAP) to the Co-CEOs and the average CAP to the NEOs reflect the following adjustments from Total Compensation reported in the Summary Compensation Table:

	2022
	Co-CEO (Mr. Romano) ($)	Co-CEO (Mr. Turgeon) ($)	Other NEOs (Average) ($)
Total Reported in 2022 Summary Compensation Table (SCT)	4,684,829	4,727,624	1,777,413
Minus, Reported SCT Value of Equity Awards	(2,756,924)	(2,756,924)	(812,416)
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	1,124,730	1,124,730	331,436
Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	(2,864,773)	(3,039,939)	(1,506,474)
Plus, FMV of Awards Granted this Year and that Vested this Year	0	0	0
Plus, Change in Fair Value (from Prior Year-End) of Prior Year awards that Vested this year	(724,547)	(825,734)	(518,005)
Plus, Deduction of Prior Fair Value of Prior Year Awards that failed to meet applicable vesting conditions this year	0	0	0
Plus Total CAP Equity Adjustments	(2,464,590)	(2,740,943)	(1,693,042)
“Compensation Actually Paid” for Fiscal Year 2022	(536,685)	(770,243)	(728,045)

(8)	2021 Compensation Actually Paid (CAP) to the Co-CEOs, former CEO and the average CAP to the NEOs reflect the following adjustments from Total Compensation reported in the Summary Compensation Table:

	2021
	Co-CEO (Mr. Romano) ($)	Co-CEO (Mr. Turgeon) ($)	Former CEO (Mr. Quinn) ($)	Other NEOs (Average) ($)
Total Reported in 2021 Summary Compensation Table (SCT)	5,080,235	5,117,860	347,281	2,138,038
Minus, Reported SCT Value of Equity Awards	(1,671,133)	(1,671,158)	0	(825,529)
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	2,534,845	2,540,803	0	1,264,268
Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	3,208,178	3,574,548	7,946,307	1,971,602
Plus, FMV of Awards Granted this Year and that Vested this Year	0	0	0	0
Plus, Change in Fair Value (from Prior Year-End) of Prior Year awards that Vested this year	647,416	906,056	1,460,446	383,859
Plus, Deduction of Prior Fair Value of Prior Year Awards that failed to meet applicable vesting conditions this year	0	0	0	0
Plus Total CAP Equity Adjustments	6,390,439	7,021,407	9,406,753	3,619,729
“Compensation Actually Paid” for Fiscal Year 2021	9,799,541	10,468,109	9,754,034	4,932,238

Non-PEO NEO Average Total Compensation Amount			$ 1,801,179	$ 2,003,088	$ 1,471,792	$ 1,777,413	$ 2,138,038
Non-PEO NEO Average Compensation Actually Paid Amount			$ 747,500	1,131,787	1,273,195	(728,045)	4,932,238
Adjustment to Non-PEO NEO Compensation Footnote
(4)	2025 Compensation Actually Paid (CAP) to the CEO and the average CAP to the NEOs reflect the following adjustments from Total Compensation reported in the Summary Compensation Table:

	2025
	CEO (Mr. Romano) ($)	Other NEOs (Average) ($)
Total Reported in 2025 Summary Compensation Table (SCT)	8,254,510	1,801,179
Minus, Reported SCT Value of Equity Awards	(5,658,661)	(901,671)
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	2,872,832	457,767
Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	(3,181,942)	(549,803)
Plus, FMV of Awards Granted this Year and that Vested this Year	0	0
Plus, Change in Fair Value (from Prior Year-End) of Prior Year awards that Vested this year	(308,565)	(59,972)
Plus, Deduction of Prior Fair Value of Prior Year Awards that failed to meet applicable vesting conditions this year	0	(0)
Plus Total CAP Equity Adjustments	(617,675)	(152,008)
“Compensation Actually Paid” for Fiscal Year 2025	1,978,174	747,500

(5)	2024 Compensation Actually Paid (CAP) to the CEO and former Co-CEO and the average CAP to the NEOs reflect the following adjustments from Total Compensation reported in the Summary Compensation Table:

	2024
	CEO (Mr. Romano) ($)	Former Co-CEO (Mr. Turgeon) ($)	Other NEOs (Average) ($)
Total Reported in 2024 Summary Compensation Table (SCT)	8,608,165	1,521,353	2,003,088
Minus, Reported SCT Value of Equity Awards	(6,132,420)	(175,704)	(866,851)
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	3,907,414	95,634	402,595
Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	(1,741,984)	(1,741,984)	(305,453)
Plus, FMV of Awards Granted this Year and that Vested this Year	0	0	0
Plus, Change in Fair Value (from Prior Year-End) of Prior Year awards that Vested this year	101,378	101,480	44,651
Plus, Deduction of Prior Fair Value of Prior Year Awards that failed to meet applicable vesting conditions this year	0	0	(146,243)
Plus Total CAP Equity Adjustments	2,266,808	(1,544,869)	(4,450)
“Compensation Actually Paid” for Fiscal Year 2024	4,742,553	(199,220)	1,131,787

(6)	2023 Compensation Actually Paid (CAP) to the Co-CEOs and the average CAP to the NEOs reflect the following adjustments from Total Compensation reported in the Summary Compensation Table:

	2023
	Co-CEO (Mr. Romano) ($)	Co-CEO (Mr. Turgeon) ($)	Other NEOs (Average) ($)
Total Reported in 2023 Summary Compensation Table (SCT)	5,278,928	5,294,252	1,471,792
Minus, Reported SCT Value of Equity Awards	(3,479,551)	(3,479,551)	(726,502)
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	3,235,273	3,235,273	676,871
Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	(640,232)	(641,309)	(243,770)
Plus, FMV of Awards Granted this Year and that Vested this Year	0	0	0
Plus, Change in Fair Value (from Prior Year-End) of Prior Year awards that Vested this year	401,572	423,960	150,180
Plus, Deduction of Prior Fair Value of Prior Year Awards that failed to meet applicable vesting conditions this year	0	0	(55,376)
Plus Total CAP Equity Adjustments	2,996,613	3,017,924	527,905
“Compensation Actually Paid” for Fiscal Year 2023	4,795,990	4,832,625	1,273,195

(7)	2022 Compensation Actually Paid (CAP) to the Co-CEOs and the average CAP to the NEOs reflect the following adjustments from Total Compensation reported in the Summary Compensation Table:

	2022
	Co-CEO (Mr. Romano) ($)	Co-CEO (Mr. Turgeon) ($)	Other NEOs (Average) ($)
Total Reported in 2022 Summary Compensation Table (SCT)	4,684,829	4,727,624	1,777,413
Minus, Reported SCT Value of Equity Awards	(2,756,924)	(2,756,924)	(812,416)
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	1,124,730	1,124,730	331,436
Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	(2,864,773)	(3,039,939)	(1,506,474)
Plus, FMV of Awards Granted this Year and that Vested this Year	0	0	0
Plus, Change in Fair Value (from Prior Year-End) of Prior Year awards that Vested this year	(724,547)	(825,734)	(518,005)
Plus, Deduction of Prior Fair Value of Prior Year Awards that failed to meet applicable vesting conditions this year	0	0	0
Plus Total CAP Equity Adjustments	(2,464,590)	(2,740,943)	(1,693,042)
“Compensation Actually Paid” for Fiscal Year 2022	(536,685)	(770,243)	(728,045)

(8)	2021 Compensation Actually Paid (CAP) to the Co-CEOs, former CEO and the average CAP to the NEOs reflect the following adjustments from Total Compensation reported in the Summary Compensation Table:

	2021
	Co-CEO (Mr. Romano) ($)	Co-CEO (Mr. Turgeon) ($)	Former CEO (Mr. Quinn) ($)	Other NEOs (Average) ($)
Total Reported in 2021 Summary Compensation Table (SCT)	5,080,235	5,117,860	347,281	2,138,038
Minus, Reported SCT Value of Equity Awards	(1,671,133)	(1,671,158)	0	(825,529)
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	2,534,845	2,540,803	0	1,264,268
Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	3,208,178	3,574,548	7,946,307	1,971,602
Plus, FMV of Awards Granted this Year and that Vested this Year	0	0	0	0
Plus, Change in Fair Value (from Prior Year-End) of Prior Year awards that Vested this year	647,416	906,056	1,460,446	383,859
Plus, Deduction of Prior Fair Value of Prior Year Awards that failed to meet applicable vesting conditions this year	0	0	0	0
Plus Total CAP Equity Adjustments	6,390,439	7,021,407	9,406,753	3,619,729
“Compensation Actually Paid” for Fiscal Year 2021	9,799,541	10,468,109	9,754,034	4,932,238

Compensation Actually Paid vs. Total Shareholder Return
•
Relationship between CAP and Company/Peer Group TSR. In the chart below, the calculated CAP for the CEO (for 2024 this includes the CEO and former Co-CEO as separate and for years 2021 to 2023 this includes both the Co-CEOs (shown as an aggregate amount)) and the other NEOs is correlated with both the Company’s TSR and the Peer Group’s TSR (S&P Midcap 400 Chemicals Index) for 2021, 2022, 2023, 2024 and 2025. The data shows significant alignment because a significant component of our NEOs’ compensation is in the form of equity. In addition, the impact of equity incentive compensation is even greater for our CEO (and historically for the Co-CEOs) because the portion of his compensation that is delivered in the form of equity incentives is even greater than the equity portion of compensation for the other NEOs. Tronox grants its NEOs equity awards in the long-term incentive compensation plan in order to align the value of our executives’ outstanding and unvested awards with shareholder interests.

—
For 2022, the CAP decreased significantly driven primarily by a 42.9% decrease in the stock price from $24.03 at the end of 2021 to $13.71 at the end of 2022. In addition, the projected payout of the performance-based ROIC RSUs granted in 2022 was reduced to 0%.

—
For 2023, the CAP increased primarily from a board-approved increase in LTIP for the Co-CEOs and an increase in the value of the equity that vested during 2023 at a stock price of $16.24 versus prior fiscal year-end stock price of $13.71. Regarding the value of outstanding equity awards granted in prior years, the impact of the increase in the year-end stock price from 2022 ($13.71) to 2023 ($14.16) was more than offset by a decrease in projected vesting percent (200%) versus actual vesting percent (95.3%) of the RSUs granted in 2021 whose payout in 2024 was tied to Tronox’s ROIC and a decrease in the Monte Carlo valuation ($14.09 as of year-end 2022 to $6.21 as of year-end 2023) of the TSR RSUs granted in 2022.

—
For 2024, the CEO received a larger LTIP award as a result of his promotion to sole CEO, but this increase was offset primarily due to the decrease in the value of outstanding equity awards from prior years. This decrease in equity value included the Company’s stock price decrease of 29% (from $14.16 at the end of 2023 to $10.07 at the end of 2024), 100% forfeiture of the performance-based TSR RSUs granted in 2022 with performance period ending December 31, 2024, the decrease in the Monte Carlo valuation of the TSR RSUs granted in 2023 by 53% (from $18.93 at the end of 2023 to $8.93 at the end of 2024) and 100% forfeiture at the end of 2024 of the ROIC RSUs granted in 2023. For the other NEOs, the increase in 2024 SCT values as a result of separation payments of two of the other NEOs were also offset primarily due to the decrease in value of outstanding equity awards from prior years.

—	For 2025, the CAP decreased driven primarily by a 59% decrease in the stock price from $10.07 at the end of 2024 to $4.17 at the end of 2025. In addition, 100% forfeiture of the performance-based
TSR RSUs granted in 2023 with performance period ending December 31, 2025, the decrease in the Monte Carlo valuation of the TSR RSUs granted in 2024 by 89% (from $10.49 at the end of 2024 to $1.11 at the end of 2025) and the projected vesting percentage of the ROIC RSUs granted in 2024 decreased from 100% at the end of 2024 to 0% at the end of 2025 also contributed to the decrease in CAP for both the CEO and NEOs.

Compensation Actually Paid vs. Net Income
•
Relationship between CAP and Net Income. As shown in the chart below, the Company’s net income attributable to Tronox Holdings plc increased from 2021 to 2022, then decreased from 2022 to 2023, then increased from 2023 to 2024, and then decreased from 2024 to 2025. This measure is not directly correlated to CAP for the CEO (and historically for the Co-CEOs) and the other NEOs. As described above, changes in the Company’s year-end stock price have a significant impact on CAP primarily because the portion of compensation paid in the form of equity is high. Notably, the Company does not use net income as a measure in our AIP or LTIP.

Compensation Actually Paid vs. Company Selected Measure
•
Relationship between CAP and Selected Financial Measure. As shown in the chart below, the Company’s selected financial measure (Adjusted EBITDA), as a result of the global economic downturn in 2022, and in particular, the downturn in end market demand for TiO2 during the second half of 2022, decreased from 2021 to 2022, again significantly decreased from 2022 to 2023, then slightly increased from 2023 to 2024, and then significantly decreased from 2024 to 2025 from continued low end market demand in addition to industry and macroeconomic challenges. This measure directly correlates to CAP for both the CEO (and historically for the Co-CEOs) and the other NEOs by impacting their AIP payout (from 2021 to 2024, this measure was incorporated as “Adjusted EBITDA less Cap Ex” and had a weighting of 40% of target AIP and for 2025 “Adjusted EBITDA” measure was specifically weighted as 20% of target AIP). As noted above, Tronox stock price also significantly impacts CAP for our NEOs.

—
For 2022, the CAP decreased significantly driven primarily by a 42.9% decrease in the stock price from $24.03 at the end of 2021 to $13.71 at the end of 2022. In addition, the projected payout of the performance-based ROIC RSUs granted in 2022 was reduced to 0%.

—
For 2023, the CAP increased primarily from a board-approved increase in LTIP for the Co-CEOs and an increase in the value of the equity that vested during 2023 at a stock price of $16.24 versus prior fiscal year-end stock price of $13.71. Regarding the value of outstanding equity awards granted in prior years, the impact of the increase in the year-end stock price from 2022 ($13.71) to 2023 ($14.16) was more than offset by a decrease in projected vesting percent (200%) versus actual vesting percent (95.3%) of the ROIC RSUs granted in 2021 and a decrease in the Monte Carlo valuation ($14.09 as of year-end 2022 to $6.21 as of year-end 2023) of the TSR RSUs granted in 2022.

—
For 2024, the CEO received a larger LTIP award as a result of his promotion to sole CEO, but this increase was offset primarily due to the decrease in the value of outstanding equity awards from prior years. This decrease in equity value included the Company’s stock price decrease of 29% (from $14.16 at the end of 2023 to $10.07 at the end of 2024), 100% forfeiture of the performance-based TSR RSUs granted in 2022 with performance period ending December 31, 2024, the decrease in the Monte Carlo valuation of the TSR RSUs granted in 2023 by 53% (from $18.93 at the end of 2023 to $8.93 at the end of 2024) and 100% forfeiture at the end of 2024 of the ROIC RSUs granted in 2023. For the other NEOs, the increase in 2024 SCT values as a result of separation payments of two of the other NEOs were also offset primarily due to the decrease in value of outstanding equity awards from prior years.

—
For 2025, the CAP decreased driven primarily by a 59% decrease in the stock price from $10.07 at the end of 2024 to $4.17 at the end of 2025. In addition, 100% forfeiture of the performance-based TSR RSUs granted in 2023 with performance period ending December 31, 2025, the decrease in the Monte Carlo valuation of the TSR RSUs granted in 2024 by 89% (from $10.49 at the end of 2024 to $1.11 at the end of 2025) and the projected vesting percentage of the ROIC RSUs granted in 2024 decreased from 100% at the end of 2024 to 0% at the end of 2025 also contributed to the decrease in CAP for both the CEO and NEOs.

Total Shareholder Return Vs Peer Group
•
Relationship between CAP and Company/Peer Group TSR. In the chart below, the calculated CAP for the CEO (for 2024 this includes the CEO and former Co-CEO as separate and for years 2021 to 2023 this includes both the Co-CEOs (shown as an aggregate amount)) and the other NEOs is correlated with both the Company’s TSR and the Peer Group’s TSR (S&P Midcap 400 Chemicals Index) for 2021, 2022, 2023, 2024 and 2025. The data shows significant alignment because a significant component of our NEOs’ compensation is in the form of equity. In addition, the impact of equity incentive compensation is even greater for our CEO (and historically for the Co-CEOs) because the portion of his compensation that is delivered in the form of equity incentives is even greater than the equity portion of compensation for the other NEOs. Tronox grants its NEOs equity awards in the long-term incentive compensation plan in order to align the value of our executives’ outstanding and unvested awards with shareholder interests.

—
For 2022, the CAP decreased significantly driven primarily by a 42.9% decrease in the stock price from $24.03 at the end of 2021 to $13.71 at the end of 2022. In addition, the projected payout of the performance-based ROIC RSUs granted in 2022 was reduced to 0%.

—
For 2023, the CAP increased primarily from a board-approved increase in LTIP for the Co-CEOs and an increase in the value of the equity that vested during 2023 at a stock price of $16.24 versus prior fiscal year-end stock price of $13.71. Regarding the value of outstanding equity awards granted in prior years, the impact of the increase in the year-end stock price from 2022 ($13.71) to 2023 ($14.16) was more than offset by a decrease in projected vesting percent (200%) versus actual vesting percent (95.3%) of the RSUs granted in 2021 whose payout in 2024 was tied to Tronox’s ROIC and a decrease in the Monte Carlo valuation ($14.09 as of year-end 2022 to $6.21 as of year-end 2023) of the TSR RSUs granted in 2022.

—
For 2024, the CEO received a larger LTIP award as a result of his promotion to sole CEO, but this increase was offset primarily due to the decrease in the value of outstanding equity awards from prior years. This decrease in equity value included the Company’s stock price decrease of 29% (from $14.16 at the end of 2023 to $10.07 at the end of 2024), 100% forfeiture of the performance-based TSR RSUs granted in 2022 with performance period ending December 31, 2024, the decrease in the Monte Carlo valuation of the TSR RSUs granted in 2023 by 53% (from $18.93 at the end of 2023 to $8.93 at the end of 2024) and 100% forfeiture at the end of 2024 of the ROIC RSUs granted in 2023. For the other NEOs, the increase in 2024 SCT values as a result of separation payments of two of the other NEOs were also offset primarily due to the decrease in value of outstanding equity awards from prior years.

—	For 2025, the CAP decreased driven primarily by a 59% decrease in the stock price from $10.07 at the end of 2024 to $4.17 at the end of 2025. In addition, 100% forfeiture of the performance-based
TSR RSUs granted in 2023 with performance period ending December 31, 2025, the decrease in the Monte Carlo valuation of the TSR RSUs granted in 2024 by 89% (from $10.49 at the end of 2024 to $1.11 at the end of 2025) and the projected vesting percentage of the ROIC RSUs granted in 2024 decreased from 100% at the end of 2024 to 0% at the end of 2025 also contributed to the decrease in CAP for both the CEO and NEOs.

Tabular List, Table
Pay for Performance Alignment
We list below the most important financial measures used by the Company to link compensation actually paid to our NEOs for 2025 to Company performance. These measures are used to determine the AIP payouts or long-term incentive vesting for each of the NEOs. For further information regarding these performance measures and their function in our executive compensation program, please see “Compensation Discussion and Analysis” beginning on page 0 of this proxy statement. The following most important performance measures are not ranked by relative importance:
•	EBITDA
•	EBITDA Margin
•	Relative Total Shareholder Return versus Peers
•	Return on Invested Capital (ROIC)

Total Shareholder Return Amount			$ 35	78	106	99	167
Peer Group Total Shareholder Return Amount			100	115	125	109	127
Net Income (Loss)			$ (470,000,000)	$ (48,000,000)	$ (316,000,000)	$ 497,000,000	$ 286,000,000
Company Selected Measure Amount			336,000,000	564,000,000	524,000,000	875,000,000	947,000,000
Non-PEO NEO Average Total Compensation Amount Including Retired or Separated Non-PEO NEOs				$ 1,845,802	$ 1,768,752
Non-PEO NEO Average Compensation Actually Paid Amount Including Retired or Separated Non-PEO NEOs				$ 1,110,314	$ 1,588,413
Share Price			$ 4.17	$ 10.07	$ 14.16	$ 13.71	$ 24.03	$ 14.62
Stock Price Increase (Decrease) From Prior Year			(58.60%)	(31.10%)	3.30%	(42.90%)	64.40%	28.00%
Measure:: 1
Pay vs Performance Disclosure
Name			EBITDA
Non-GAAP Measure Description
(10)
Company Selected Metric is Adjusted EBITDA. We define EBITDA (a non-GAAP measure) as net income (loss) excluding the impact of income taxes, interest expense, interest income and depreciation, depletion and amortization. We define Adjusted EBITDA as EBITDA excluding the impact of nonrecurring items such as restructuring charges, gain or loss on debt extinguishments, impairment charges, gains or losses on sale of assets, acquisition-related transaction costs and pension settlements and curtailment gains or losses. Adjusted EBITDA also excludes non-cash items such as share-based compensation costs, pension and postretirement costs, and realized and unrealized foreign currency remeasurement gains and losses.

Measure:: 2
Pay vs Performance Disclosure
Name			EBITDA Margin
Measure:: 3
Pay vs Performance Disclosure
Name			Relative Total Shareholder Return versus Peers
Measure:: 4
Pay vs Performance Disclosure
Name			Return on Invested Capital (ROIC)
Mr. Romano [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 8,254,510	$ 8,608,165	$ 5,278,928	$ 4,684,829	$ 5,080,235
PEO Actually Paid Compensation Amount			$ 1,978,174	$ 4,742,553	$ 4,795,990	$ (536,685)	$ 9,799,541
PEO Name			Mr. Romano	Mr. Romano	Mr. Romano	Mr. Romano	Mr. Romano
Mr. Turgeon [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 0	$ 1,521,353	$ 5,294,252	$ 4,727,624	$ 5,117,860
PEO Actually Paid Compensation Amount			0	(199,220)	$ 4,832,625	$ (770,243)	$ 10,468,109
PEO Name	Mr. Turgeon				Mr. Turgeon	Mr. Turgeon	Mr. Turgeon
Mr. Quinn [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			0	0	$ 0	$ 0	$ 347,281
PEO Actually Paid Compensation Amount			0	0	0	0	9,754,034
PEO Name		Mr. Quinn
PEO | Mr. Romano [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(5,658,661)	(6,132,420)	(3,479,551)	(2,756,924)	(1,671,133)
PEO | Mr. Romano [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(617,675)	2,266,808	2,996,613	(2,464,590)	6,390,439
PEO | Mr. Romano [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,872,832	3,907,414	3,235,273	1,124,730	2,534,845
PEO | Mr. Romano [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(3,181,942)	(1,741,984)	(640,232)	(2,864,773)	3,208,178
PEO | Mr. Romano [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0	0
PEO | Mr. Romano [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(308,565)	101,378	401,572	(724,547)	647,416
PEO | Mr. Romano [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0	0
PEO | Mr. Turgeon [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(175,704)	(3,479,551)	(2,756,924)	(1,671,158)
PEO | Mr. Turgeon [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(1,544,869)	3,017,924	(2,740,943)	7,021,407
PEO | Mr. Turgeon [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				95,634	3,235,273	1,124,730	2,540,803
PEO | Mr. Turgeon [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(1,741,984)	(641,309)	(3,039,939)	3,574,548
PEO | Mr. Turgeon [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0	0	0
PEO | Mr. Turgeon [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				101,480	423,960	(825,734)	906,056
PEO | Mr. Turgeon [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0	0	0
PEO | Mr. Quinn [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							0
PEO | Mr. Quinn [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							9,406,753
PEO | Mr. Quinn [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							0
PEO | Mr. Quinn [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							7,946,307
PEO | Mr. Quinn [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							0
PEO | Mr. Quinn [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							1,460,446
PEO | Mr. Quinn [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(901,671)	(866,851)	(726,502)	(812,416)	(825,529)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(152,008)	(4,450)	527,905	(1,693,042)	3,619,729
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			457,767	402,595	676,871	331,436	1,264,268
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(549,803)	(305,453)	(243,770)	(1,506,474)	1,971,602
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(59,972)	44,651	150,180	(518,005)	383,859
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0	$ (146,243)	$ (55,376)	$ 0	$ 0